Investee Companies and Other Investments - Schedule of Information on Financial Position (Details) - Ellomay Luzon Energy [Member] € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
2025
Rate of ownership	50.00%	50.00%
Current assets (in Euro) | €	€ 5,769	€ 629
Non-current assets (in Euro) | €	€ 217,201	€ 82,233
Total assets			$ 222,970	$ 82,862
Current liabilities			(17,381)	(296)
Non-current liabilities			(85,687)
Total liabilities			(103,068)	(296)
Equity attributable to the owners of the Company			119,902	82,566
Company’s share			59,951	41,283
Surplus costs and goodwill			516	987
Other adjustments			(925)	(946)
Carrying amount of investment			$ 59,542	$ 41,324